Significant transactions (Tables)	12 Months Ended
Dec. 31, 2017
IMG and its subsidiaries
Business combination
Schedule of fair value of net assets acquired and allocation of purchase price

	Total	Useful Life
	(Millions)
Purchase price
Cash paid	$250.8
Series A redeemable preference shares	100.0
Contingent consideration	43.1
Total enterprise value	393.9
Less: Debt assumed	(129.5)
Total purchase price (a)	$264.4
Assets acquired
Total investments	$41.0
Cash	10.5
Accrued investment income	0.2
Insurance and reinsurance premiums receivable	1.6
Deferred acquisition costs	2.9
Other assets	12.9
Intangible asset—distribution relationships	91.0	13.0	years
Intangible asset—customer relationships	17.0	12.5	years
Intangible asset—trade names	27.0
Intangible asset—technology	10.0	5.0	years
Total assets acquired	214.1
Liabilities assumed
Loss and loss adjustment expense reserves	14.3
Unearned insurance and reinsurance premiums	9.8
Deferred tax liability	55.9
Debt	129.5
Other liabilities	18.2
Total liabilities assumed	227.7
Net assets acquired (b)	(13.6)
Goodwill (a)-(b)	$278.0

Schedule of supplemental pro forma information

	Unaudited Pro Forma
	for the Year Ended
	December 31,
	2017	2016
	(Millions)
Total revenues	$1,176.8	$1,096.0
Net income	$(173.2)	$(4.6)

Armada and its Subsidiaries
Business combination
Schedule of fair value of net assets acquired and allocation of purchase price

	Total	Useful Life
	(Millions)
Purchase price
Cash paid	$123.4
Contingent consideration	79.1
Total purchase price (a)	$202.5
Assets acquired
Restricted cash	$10.4
Other assets	1.2
Intangible asset—distribution relationships	60.0	22.5	years
Intangible asset—trade name	16.0	7.5	years
Intangible asset—technology	5.5	9.0	years
Total assets acquired	93.1
Liabilities assumed
Other liabilities	13.3
Total liabilities assumed	13.3
Net assets acquired (b)	79.8
Goodwill (a)-(b)	$122.7

Schedule of supplemental pro forma information

	Unaudited Pro Forma
	for the Year Ended
	December 31,
	2017	2016
	(Millions)
Total revenues	$1,144.6	$1,032.6
Net income	$(155.1)	$45.9